UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Peter Zayfert
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       February 13, 2006
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       28

Form 13F Information Table Value Total:                       $55,949
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.           Form 13F File Number      Name

         1             28-10204                  FLETCHER INTERNATIONAL, LTD.


                                                      FORM 13F INFORMATION TABLE

                                                           Fair      Shares                                     Voting Authority
                                                          Market       or                                       ----------------
                                 Title of       CUSIP      Value    Principal  SH/  Put/  Investment  Other-    (A)   (B)   (C)
       Name of Issuer              Class        Number   (x$1,000)   Amount    PRN  Call  Discretion  Managers  Sole Shared None
------------------------------- -------------- --------- ---------  ---------  ---- ----  ----------  --------  ---- ------ ----
Allied Waste Industries, Inc.   COM            019589308       64       7,300  SH         Defined      1        X
Cal Dive International, Inc.    COM            127914109   19,553     544,800  SH         Defined      1        X
Casella Waste Systems, Inc.     CL A           147448104       92       7,200  SH         Defined      1        X
Champion Enterprises Inc.       COM            158496109      109       8,000  SH         Defined      1        X
Devry, Inc.                     COM            251893103      122       6,100  SH         Defined      1        X
Euronet Worldwide, Inc.         COM            298736109       92       3,300  SH         Defined      1        X
FARO Technologies, Inc.         COM            311642102      518      25,900  SH         Defined      1        X
FLIR Systems, Inc.              COM            302445101      540      24,200  SH         Defined      1        X
Input/Output, Inc.              COM            457652105    1,315     187,000  SH         Defined      1        X
Ishares Lehman Agg Bond Fund    LEHMAN AGG BND 484287226       80         800  SH         Defined      1        X
ITT Educational Services, Inc.  COM            45068B109      130       2,200  SH         Defined      1        X
Mechanical Technology Inc.      COM            583538103    1,102     393,515  SH         Defined      1        X
NASDAQ 100 TR                   UNIT SER 1     631100104    1,374      34,000  SH         Defined      0        X
Newpark Resources, Inc.         COM            651718504      107      14,000  SH         Defined      1        X
Oceaneering International, Inc. COM            675232102      179       3,600  SH         Defined      1        X
Oil Service HOLDRS Trust        DEPOSTRY RCPT  678002106   14,952     116,000  SH   CALL  Defined      1        X
Oil Service HOLDRS Trust        DEPOSTRY RCPT  678002106    9,662      74,960  SH         Defined      1        X
Oil States International, Inc.  COM            678026105      215       6,800  SH         Defined      1        X
Orbotech, Ltd.                  ORD            M75253100      784      32,700  SH         Defined      1        X
Pacific Capital Bancorp         COM            69404P101      491      13,810  SH         Defined      1        X
Plug Power, Inc.                COM            72919P103       74      14,500  SH         Defined      1        X
SPDR Trust Series I             UNIT SER 1     78462F103    3,574      28,708  SH         Defined      1        X
SPDR Trust Series I             UNIT SER 1     78462F103       56         448  SH         Defined      0        X
Superior Energy Services, Inc.  COM            868157108      221      10,500  SH         Defined      1        X
Tetra Tech, Inc.                COM            88162G103       63       4,000  SH         Defined      1        X
TRC Companies, Inc.             COM            872625108      148      13,548  SH         Defined      1        X
Waste Connections, Inc.         COM            941053100      134       3,900  SH         Defined      1        X
W-H Energy Services, Inc.       COM            92925E108      198       6,000  SH         Defined      1        X
